EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Sep. 30, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN

19. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were US$1,350, US$1,915 and US$2,464 for the years ended September 30, 2009, 2010 and 2011, respectively. Employee benefits from continuing operations were US$1,350, US$1,842 and US$2,412, and from discontinued operations were nil, US$73 and US$52 for the years ended September 30, 2009, 2010 and 2011, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employee in Hong Kong, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance, are recognized as expenses in the income statement as incurred. The total amounts for such employee benefits were US$2, US$2 and US$2 for the years ended September 30, 2009, 2010 and 2011, respectively.